UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (96.2%)(a)
		Shares	Value

Aerospace and defense (4.2%)

Airbus SE (France)		101,633	$7,733,746

Northrop Grumman Corp.		56,700	13,485,528

Raytheon Co.		99,300	15,143,250

United Technologies Corp.		57,200	6,418,412

			42,780,936
Airlines (0.6%)

Southwest Airlines Co.		127,000	6,827,520

			6,827,520
Banks (14.5%)

Bank of America Corp.		1,563,045	36,872,232

Citigroup, Inc.		480,950	28,770,429

JPMorgan Chase & Co.		535,786	47,063,442

Wells Fargo & Co.		627,620	34,933,329

			147,639,432
Beverages (2.9%)

Dr. Pepper Snapple Group, Inc.		88,300	8,646,336

Molson Coors Brewing Co. Class B		78,500	7,513,235

PepsiCo, Inc.		120,300	13,456,758

			29,616,329
Biotechnology (0.5%)

Gilead Sciences, Inc.		76,900	5,223,048

			5,223,048
Building products (0.9%)

Johnson Controls International PLC		207,803	8,752,662

			8,752,662
Capital markets (5.4%)

AllianceBernstein Holding LP		115,800	2,646,030

Charles Schwab Corp. (The)		221,500	9,039,415

Goldman Sachs Group, Inc. (The)		48,369	11,111,327

KKR & Co. LP		514,032	9,370,803

Morgan Stanley		318,264	13,634,430

State Street Corp.		114,500	9,115,345

			54,917,350
Chemicals (3.4%)

Air Products & Chemicals, Inc.		28,200	3,815,178

Axalta Coating Systems, Ltd.(NON)		112,295	3,615,899

CF Industries Holdings, Inc.(S)		188,000	5,517,800

Dow Chemical Co. (The)		149,391	9,492,304

E. I. du Pont de Nemours & Co.		77,819	6,251,200

Monsanto Co.		42,000	4,754,400

Symrise AG (Germany)		25,465	1,693,532

			35,140,313
Commercial services and supplies (0.2%)

Stericycle, Inc.(NON)		25,600	2,121,984

			2,121,984
Communications equipment (2.0%)

Cisco Systems, Inc.		599,400	20,259,720

			20,259,720
Consumer finance (0.6%)

Capital One Financial Corp.		66,000	5,719,560

			5,719,560
Containers and packaging (0.5%)

Ball Corp.		69,500	5,161,070

			5,161,070
Diversified telecommunication services (1.4%)

AT&T, Inc.		343,900	14,289,045

			14,289,045
Electric utilities (2.2%)

American Electric Power Co., Inc.		54,200	3,638,446

Edison International		48,300	3,845,163

Exelon Corp.		284,800	10,247,104

PG&E Corp.		65,600	4,353,216

			22,083,929
Energy equipment and services (1.5%)

Halliburton Co.		172,200	8,473,962

Schlumberger, Ltd.		89,289	6,973,471

			15,447,433
Equity real estate investment trusts (REITs) (2.8%)

American Tower Corp.		46,897	5,699,861

Boston Properties, Inc.		61,000	8,077,010

Federal Realty Investment Trust		54,100	7,222,350

Gaming and Leisure Properties, Inc.		176,266	5,890,810

Park Hotels & Resorts, Inc.		63,606	1,632,766

			28,522,797
Food and staples retail (1.6%)

CVS Health Corp.		33,500	2,629,750

Kroger Co. (The)		164,100	4,839,309

Walgreens Boots Alliance, Inc.		107,400	8,919,570

			16,388,629
Food products (1.5%)

J.M. Smucker Co. (The)		39,800	5,216,984

Kraft Heinz Co. (The)		105,400	9,571,374

			14,788,358
Health-care equipment and supplies (1.9%)

Abbott Laboratories		90,800	4,032,428

Baxter International, Inc.		41,200	2,136,632

Becton Dickinson and Co.		47,300	8,676,712

Danaher Corp.		50,100	4,285,053

			19,130,825
Health-care providers and services (0.6%)

Cigna Corp.		15,400	2,255,946

UnitedHealth Group, Inc.		21,000	3,444,210

			5,700,156
Hotels, restaurants, and leisure (0.9%)

Hilton Worldwide Holdings, Inc.		97,800	5,717,388

Penn National Gaming, Inc.(NON)		162,884	3,001,952

			8,719,340
Household durables (0.3%)

PulteGroup, Inc.		131,700	3,101,535

			3,101,535
Household products (0.5%)

Colgate-Palmolive Co.		66,700	4,881,773

			4,881,773
Independent power and renewable electricity producers (1.5%)

Calpine Corp.(NON)		595,233	6,577,325

NRG Energy, Inc.		452,300	8,458,010

			15,035,335
Industrial conglomerates (1.6%)

General Electric Co.		294,470	8,775,206

Honeywell International, Inc.		59,900	7,479,713

			16,254,919
Insurance (5.4%)

American International Group, Inc.		308,200	19,240,926

Assured Guaranty, Ltd.		234,367	8,697,359

Chubb, Ltd.		46,500	6,335,625

Hartford Financial Services Group, Inc. (The)		189,500	9,109,265

MetLife, Inc.		83,713	4,421,721

Prudential PLC (United Kingdom)		307,501	6,495,621

			54,300,517
Internet and direct marketing retail (—%)

FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $13) (Private) (Brazil)(F)(RES)(NON)		20	16

Global Fashion Group SA (acquired 8/2/13, cost $636,303) (Private) (Brazil)(F)(RES)(NON)		15,020	131,439

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Brazil)(F)(RES)(NON)		10	8

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Brazil)(F)(RES)(NON)		4	3

			131,466
Internet software and services (1.1%)

Alphabet, Inc. Class C(NON)		13,015	10,796,723

			10,796,723
IT Services (1.9%)

Computer Sciences Corp.		166,100	11,462,561

Fidelity National Information Services, Inc.		92,200	7,340,964

			18,803,525
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.		48,300	2,553,621

			2,553,621
Media (2.3%)

Charter Communications, Inc. Class A(NON)		8,980	2,939,334

Comcast Corp. Class A		219,600	8,254,764

DISH Network Corp. Class A(NON)		60,100	3,815,749

Liberty Global PLC Ser. C (United Kingdom)(NON)		112,500	3,942,000

Time Warner, Inc.		42,900	4,191,759

			23,143,606
Metals and mining (1.2%)

BHP Billiton, Ltd. (Australia)		375,623	6,898,900

Newmont Mining Corp.		77,200	2,544,512

United States Steel Corp.		90,000	3,042,900

			12,486,312
Oil, gas, and consumable fuels (8.6%)

Anadarko Petroleum Corp.		91,600	5,679,200

Cenovus Energy, Inc. (Canada)		139,600	1,579,862

Cheniere Energy, Inc.(NON)		90,600	4,282,662

Chevron Corp.		32,800	3,521,736

Concho Resources, Inc.(NON)		23,700	3,041,658

ConocoPhillips		261,300	13,031,031

Diamondback Energy, Inc.(NON)		31,800	3,298,137

EOG Resources, Inc.		75,700	7,384,535

Exxon Mobil Corp.		87,318	7,160,949

Marathon Oil Corp.		258,300	4,081,140

Pioneer Natural Resources Co.		45,300	8,436,219

Royal Dutch Shell PLC ADR Class A (United Kingdom)		260,354	13,728,466

Scorpio Tankers, Inc.		267,596	1,188,126

Suncor Energy, Inc. (Canada)		229,509	7,046,548

Total SA ADR (France)(S)		79,879	4,027,499

			87,487,768
Personal products (0.8%)

Coty, Inc. Class A		182,149	3,302,361

Edgewell Personal Care Co.(NON)		66,718	4,879,755

			8,182,116
Pharmaceuticals (7.7%)

Allergan PLC		33,800	8,075,496

AstraZeneca PLC ADR (United Kingdom)(S)		268,800	8,370,432

Bristol-Myers Squibb Co.		60,700	3,300,866

Eli Lilly & Co.		106,400	8,949,304

Johnson & Johnson		129,900	16,179,045

Merck & Co., Inc.		251,325	15,969,191

Pfizer, Inc.		501,154	17,144,478

			77,988,812
Road and rail (0.8%)

Union Pacific Corp.		74,900	7,933,408

			7,933,408
Semiconductors and semiconductor equipment (3.1%)

Applied Materials, Inc.		147,300	5,729,970

Intel Corp.		190,100	6,856,907

Micron Technology, Inc.(NON)		307,700	8,892,530

NXP Semiconductor NV(NON)		19,500	2,018,250

Texas Instruments, Inc.		103,100	8,305,736

			31,803,393
Software (2.6%)

Microsoft Corp.		403,300	26,561,338

			26,561,338
Specialty retail (0.5%)

Home Depot, Inc. (The)		34,100	5,006,903

			5,006,903
Technology hardware, storage, and peripherals (2.0%)

Apple, Inc.		118,100	16,966,246

HP, Inc.		177,910	3,181,031

			20,147,277
Textiles, apparel, and luxury goods (0.2%)

Hanesbrands, Inc.(S)		83,938	1,742,553

			1,742,553
Thrifts and mortgage finance (0.9%)

Radian Group, Inc.		500,787	8,994,135

			8,994,135
Tobacco (1.8%)

Altria Group, Inc.		156,600	11,184,372

Philip Morris International, Inc.		65,400	7,383,660

			18,568,032
Wireless telecommunication services (1.0%)

T-Mobile US, Inc.(NON)		89,982	5,811,937

Vodafone Group PLC ADR (United Kingdom)(S)		161,010	4,255,496

			10,067,433

Total common stocks (cost $740,389,888)			$975,202,936

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $76,645) (Brazil) (Private)(F)(RES)(NON)		10,119	$90,322

Total convertible preferred stocks (cost $76,645)			$90,322

SHORT-TERM INVESTMENTS (4.7%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	Shares	21,751,550	21,751,550

Putnam Short Term Investment Fund 0.87%(AFF)	Shares	24,008,080	24,008,080

U.S. Treasury Bills 0.769%, 7/13/17(SEGSF)		$1,440,000	1,436,869

Total short-term investments (cost $47,196,511)			$47,196,499

TOTAL INVESTMENTS

Total investments (cost $787,663,044)(b)			$1,022,489,757

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $64,783,133) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Australian Dollar	Sell	4/19/17	$6,790,873	$6,731,038	$(59,835)
	British Pound	Sell	5/17/17	34,772,701	33,968,817	(803,884)
	Canadian Dollar	Sell	4/19/17	7,503,381	7,423,724	(79,657)
	Euro	Sell	5/17/17	12,820,957	12,710,457	(110,500)
	Israeli Shekel	Sell	4/19/17	3,995,963	3,949,097	(46,866)

Total						$(1,100,742)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,014,105,751.
(b)	The aggregate identified cost on a tax basis is $794,391,715, resulting in gross unrealized appreciation and depreciation of $258,046,064 and $29,948,022, respectively, or net unrealized appreciation of $228,098,042.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $221,788, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and, Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$25,076,683	$82,063,745	$85,388,878	$65,852	$21,751,550
	Putnam Short Term Investment Fund**	4,579,974	44,314,741	24,886,635	12,669	24,008,080
	Totals	$29,656,657	$126,378,486	$110,275,513	$78,521	$45,759,630
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $21,751,550, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $21,184,733. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,027,536 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,100,742 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $905,912 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$41,713,937	$—	$131,466
Consumer staples	92,425,237	—	—
Energy	102,935,201	—	—
Financials	271,570,994	—	—
Health care	110,596,462	—	—
Industrials	84,671,429	—	—
Information technology	128,371,976	—	—
Materials	52,787,695	—	—
Real Estate	28,522,797	—	—
Telecommunication services	24,356,478	—	—
Utilities	37,119,264	—	—
Total common stocks	975,071,470	—	131,466
Convertible preferred stocks	—	—	90,322
Short-term investments	24,008,080	23,188,419	—

Totals by level	$999,079,550	$23,188,419	$221,788

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,100,742)	$—

Totals by level	$—	$(1,100,742)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$1,100,742

Total	$—	$1,100,742

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$57,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	Total

	Assets:
	Forward currency contracts#	$—	$—

	Total Assets	$—	$—

	Liabilities:
	Forward currency contracts#	1,100,742	1,100,742

	Total Liabilities	$1,100,742	$1,100,742

	Total Financial and Derivative Net Assets	$(1,100,742)	$(1,100,742)
	Total collateral received (pledged)##†	$(905,912)
	Net amount	$(194,830)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017